INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of Inventory

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Medicine	5,276	10,259	1,610
Medical material	16,031	27,754	4,355
Low-value consumables	952	692	109
	22,259	38,705	6,074

Less: inventory provision	(649)	(620)	(98)

	21,610	38,085	5,976